SPDR® SERIES TRUST

SPDR Bloomberg 1-3 Month T-Bill ETF

SPDR Bloomberg 3-12 Month T-Bill ETF

Supplement dated April 26, 2024 to the Prospectus, Summary Prospectuses and Statement of Additional

Information (“SAI”), each dated October 31, 2023, as may be supplemented from time to time

Effectively immediately, Todd Bean and Sean Lussier are replaced as portfolio managers of the SPDR Bloomberg 1-3 Month T-Bill ETF and the SPDR Bloomberg 3-12 Month T-Bill ETF (each, a “Fund”, and collectively, the “Funds”) by James Kramer, Joanna Madden and Cynthia Moy. Accordingly, effective immediately, the Prospectus, Summary Prospectuses and SAI are revised as follows:

1)	All references to Todd Bean and Sean Lussier as a portfolio manager of the Funds in the Prospectus, Summary Prospectuses and SAI are deleted.

2)	The “PORTFOLIO MANAGERS” section for the SPDR Bloomberg 1-3 Month T-Bill ETF on page 4 of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Joanna Madden and Cynthia Moy.

James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.

Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.

3)	The “PORTFOLIO MANAGERS” section for the SPDR Bloomberg 3-12 Month T-Bill ETF on page 9 of the Prospectus, and page 4 of the Summary Prospectus, is deleted and replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are James Kramer, Joanna Madden and Cynthia Moy.

James Kramer is a Vice President of the Adviser and a Senior Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 1996.

Joanna Madden is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2003.

Cynthia Moy is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. She joined the Adviser in 2007.

4)	The “Portfolio Managers” table on page 157 of the Prospectus is revised in accordance with the Funds’ new portfolio management teams listed in items 2 and 3 above.

5)	The “Portfolio Management Team” table beginning on page 48 of the SAI is revised in accordance with the Funds’ new portfolio management teams listed in items 2 and 3 above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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